(logo)OPPENHEIMERFUNDS
                                             OppenheimerFunds, Inc.
                                             Two World Trade Center, 34th Floor
                                             New York, NY 10048-0203
                                             212 323-2000  Fax 212 323-0558




                                            January 10, 1997



Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

           RE: Oppenheimer Limited-Term Government Fund ("Registrant") Reg No. 33-02769; File No. 811-4563

To the Securities and Exchange Commission:

         An electronic filing is hereby made on behalf of the Registrant pursuant to Rule 497(e) of the Securities Act of 1933, as amended. Such filing includes a supplement dated January 10, 1997 to the Registrant's Prospectus dated January 8, 1997.

         If there are any questions, please contact the undersigned.

                                             Sincerely,


                                             /s/Mark J.P. Anson
                                             -------------------------------
                                             Mark J.P. Anson
                                             Vice President
                                             and Assistant  Counsel
                                             (212) 323-0795

cc:      Deloitte & Touche LLP
         Myer, Swanson, Adams & Wolf P.C.
         Gloria LaFond
         Grace Loffredo

                    OPPENHEIMER LIMITED-TERM GOVERNMENT FUND
                    Supplement dated January 10, 1997 to the
                        Prospectus dated January 8, 1997

The Prospectus is changed as follows:

1. In addition to paying dealers the regular commission for (1) sales of Class A shares stated in the sales charge table in "Buying Class A Shares" on page 30,
(2) sales of Class B shares described in the fifth paragraph in "Distribution and Service Plans for Class B and Class C Shares" on page 37, and (3) sales of Class C shares described in the sixth paragraph in "Distribution and Service Plans for Class B and Class C Shares" on page 37, the Distributor will pay additional commission to each broker, dealer and financial institution that has a sales agreement with the Distributor and agrees to accept that additional commission (these are referred to as "participating firms") for Class A, Class B and Class C shares of the Fund sold in "qualifying transactions" (the "promotion"). The additional commission will be 1.00% of the offering price of shares of the Fund sold by a registered representative or sales representative of a participating firm during the promotion. If the additional commission is paid on the sale of Class A shares of $500,000 or more or the sale of Class A shares to a SEP IRA with 100 or more eligible participants and those shares are redeemed within 13 months from the end of the month in which they were purchased, the participating firm will be required to return the additional commission.

         "Qualifying transactions" are aggregate sales of $150,000 or more of Class A, Class B and/or Class C shares of any one or more of the Oppenheimer funds (except money market funds and municipal bond funds) for rollovers or trustee-to-trustee transfers from another retirement plan trustee, of IRA assets or other employee benefit plan assets from an account or investment other than an account or investment in the Oppenheimer funds to (1) IRAs, rollover IRAs, SEP IRAs and SAR-SEP IRAs, using the OppenheimerFunds, Inc. prototype IRA agreement, if the rollover contribution is received during the period from January 1, 1997 through April 15, 1997 (the "promotion period"), or the acceptance of a direct rollover or trustee-to-trustee transfer is acknowledged by the trustee of the OppenheimerFunds prototype IRA during the promotion period, and (2) IRAs, rollover IRAs, SEP IRAs and SAR-SEP IRAs using the A.G. Edwards & Sons, Inc. prototype IRA agreement, if the rollover contribution or trustee-to-trustee payment is received during the promotion period. "Qualifying transactions" do not include (1) purchases of Class A shares intended but not yet made under a Letter of Intent, and (2) purchases of Class A, Class B and/or Class C shares with the redemption proceeds from an existing Oppenheimer funds account.

2. The first paragraph of the section captioned "Class A Contingent Deferred Sales Charge" in "Buying Class A Shares" on page 30, is revised by adding the following subparagraph:

         o Purchases by a retirement plan qualified under section 401(a) if the retirement plan has total plan assets of $500,000 or more.



January 10, 1997                                                     PS0855.007